UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                              OMB APPROVAL
           FORM 24F-2                         OMB Number:       3235-2456
Annual Notice of Securities Sold              Expires:          August 31, 2003
     Pursuant to Rule 24f-2                   Estimated average burden hours
                                              per response...1



             Read instructions at end of Form before preparing Form.
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1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202
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2)   The name of each series or class of securities for which this Form is filed
     (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                        [ ]
     FundX Upgrader Fund
     FundX Aggressive Upgrader Fund
     FundX Conservative Upgrader Fund
     FundX Flexible Income Fund
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3)   Investment Company Act File Number: 811-05037


     Securities Act File Number:  033-12213
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4)(a). Last day of fiscal year for which this Form is filed: October 31, 2002
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4)(b). [ ] Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4)(c). [ ]Check  box if this is the last time the  issuer  will be  filing  this
     Form.
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Persons who respond to the collection of information  contained in this form are not required to respond unless the form displays a currently valid OMB control number.
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5)   Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                $    223,461,128
                                                                ----------------

          (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                               $      69,961,015
                                                                ----------------

          (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                               $               0
                                                                ----------------

          (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

                                                               $               0
                                                                ----------------

          (v)  Net sales - if Item 5(i) is  greater  than Item  5(iv)  [subtract
               Item 5(iv) from Item 5(i)]:
                                                               $     153,500,113
                                                                ----------------

          (vii)Multiplier  for  determining  registration  fee (See  Instruction
               C.9):
                                                              X         0.000092
                                                                ----------------

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                              =$       14,122.01
                                                                ----------------
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6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

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7)   Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

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8)   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                              =$       14,122.01
                                                                ================

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9)   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: January 22, 2003

          Method of Delivery:

               [X] Wire Transfer

               [ ] Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  James Zawada, Assistant Treasurer
                           ----------------------------------------
                                James Zawada, Assistant Treasurer
                           ----------------------------------------


Date:   January 22, 2003
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*Please print the name and title of the signing officer below the signature.